TFS CAPITAL INVESTMENT TRUST

FILED VIA EDGAR

January 10, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TFS Capital Investment Trust
File No. 333-113652

Ladies and Gentlemen:

On behalf of TFS Capital Investment Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Securities Act"), the purpose of this filing is to submit the exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the risk/return summary in the definitive statutory prospectus of TFS Hedged Futures Fund (the “Fund”), dated December 28, 2011, filed along with the Fund’s Statement of Additional Information ("SAI"), also dated December 28, 2011, with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on December 28, 2011; such Prospectus and SAI (accession number 0001111830-11-000808) are incorporated by reference into this Rule 497 Document.

Please direct any questions regarding this filing to the undersigned at 513/587-3406.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Secretary